Provisions(Table)	12 Months Ended
Dec. 31, 2017
Provisions Abstract [Abstract]
Disclosure Of Other Provisions Explanatory

Details of provisions as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Provisions for unused loan commitments	￦	189,349	￦	178,202
Provisions for payment guarantees		126,428		88,809
Provisions for financial guarantee contracts		4,333		2,682
Provisions for restoration cost		84,854		95,194
Others		132,753		203,146

Total	￦	537,717	￦	568,033

Schedule Of Reconciliation Of Changes In Provisions For Unused Loan Commitments And Payment Guarantee Table Text Block [Text Block]

Changes in provisions for unused loan commitments, payment guarantees for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Provisions for unused loan commitments		Provisions for payment guarantees		Total
	(In millions of Korean won)
Beginning	￦	195,385	￦	158,454	￦	353,839
Effects of changes in foreign exchange rate		204		737		941
Provision(reversal)		(6,240)		(32,763)		(39,003)

Ending	￦	189,349	￦	126,428	￦	315,777

	2017
	Provisions for unused loan commitments		Provisions for payment guarantees		Total
	(In millions of Korean won)
Beginning	￦	189,349	￦	126,428	￦	315,777
Effects of changes in foreign exchange rate		(1,316)		(3,369)		(4,685)
Provision(reversal)		(9,850)		(34,250)		(44,100)
Business combination		19		—		19

Ending	￦	178,202	￦	88,809	￦	267,011

Schedule Of Reconciliation Of Changes In Provisions For Financial Guarantee Contracts Table Text Block [Text Block]

Changes in provisions for financial guarantee contracts for the years ended December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Beginning	￦	3,809	￦	4,333
Provision (Reversal)		(2,958)		(1,651)
Business combination		3,482		—

Ending	￦	4,333	￦	2,682

Schedule Of Reconciliation Of Changes In Provisions For Restoration Cost Table Text Block [Text Block]

Changes in provisions for restoration cost for the years ended December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Beginning	￦	75,351	￦	84,854
Provision		3,886		5,150
Reversal		(967)		(1,211)
Used		(5,940)		(7,049)
Unwinding of discount		1,890		2,078
Effects of changes in discount rate		6,941		10,510
Business combination		3,693		862

Ending	￦	84,854	￦	95,194

Schedule Of Reconciliation Of Changes In Other Provisions Table Text Block [Text Block]

Changes in other provisions for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Membership rewards program		Dormant accounts		Litigations		Greenhouse gas emission liabilities[1]		Others		Total
	(In millions of Korean won)
Beginning	￦	8,630	￦	41,091	￦	71,240	￦	69	￦	53,831	￦	174,861
Increase		26,336		32,464		1,589		434		9,007		69,830
Decrease		(26,176)		(23,159)		(52,206)		(145)		(10,252)		(111,938)

Ending	￦	8,790	￦	50,396	￦	20,623	￦	358	￦	52,586	￦	132,753

	2017
	Membership rewards program		Dormant accounts		Litigations		Greenhouse gas emission liabilities[1]		Others[2]		Total
	(In millions of Korean won)
Beginning	￦	8,790	￦	50,396	￦	20,623	￦	358	￦	52,586	￦	132,753
Increase		81,171		5,133		6,046		—		45,164		137,514
Decrease		(74,849)		(50,479)		(2,906)		(181)		(10,469)		(138,884)
Business Combination		—		—		—		—		71,763		71,763

Ending	￦	15,112	￦	5,050	￦	23,763	￦	177	￦	159,044	￦	203,146

[1]	As of December 31, 2016 and 2017, the estimated greenhouse gas emission is 117,831 tons 112,121 tons, respectively.
[2]	As of December 31, 2017, the group’s provision on incomplete sales on cardssurance are ￦26,926 million.